Other non-current liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities	Other non-current liabilities

	At December 31,
	2022	2023	2024
	(in thousands)
Trade payables	$1,788	$—	$—
Deferred tax liabilities	258	264	173
Contract liabilities:
License and development services agreement	404	—	809
Total contract liabilities	404	—	809
At December 31, 2022, trade payables included the non-current part of a supplier debt related to acquisition of certain intangible assets which is scheduled to be paid in 27 months.
At December 31, 2024, the Company recognized a net deferred tax liability of $173,000 ($264,000 and $258,000 at December 31, 2023 and 2022, respectively) related to origination and reversal of timing differences of Sequans Communication Ltd.
On October 24, 2019, the Company signed a multi-year, non-exclusive license and development services agreement with a strategic partner, a Fortune Global 500 company. The agreement provided for an upfront payment of $18 million, which was received in October 2019, and recorded as a contract liability upon receipt. The contract includes clauses that allow for termination in certain circumstances, or in some cases of a change in control of the Company, which could result in a refund of certain or all amounts received under the contract, depending on the circumstances. The Company determined that this agreement includes a financing component related to the upfront payment, whereas the deliverables under the contract were to be delivered over more than one year, which results in the recognition of interest expense over a portion of the term of the agreement. In the years ended December 31, 2023 and 2024, no revenue was recognized as the strategic partner suspended the project ($8,619,000 recognized in revenues in 2022 as a result of development services performed), license revenue of $1,500,000 in the year end December 31, 2022 and interest expenses on the upfront payment of $810,000 in 2022). There was no interest expense in the years ended December 31, 2023 and 2024. At December 31, 2022, 2023 and 2024, there was no net remaining contract liability presented on the Statement of Financial Position.
In December 2020, the Company signed a 5G technology access and license agreement with another strategic partner for an amount of $4,500,000. The agreement provided for an upfront payment which was received in January 2021. The Company determined that this agreement includes a financing component related to the upfront payment, which will results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2024, the Company recognized revenues for an amount of $314,000 ($571,000 in 2023 and $1,083,000 in 2022) as a result of development services performed and no interest expenses on the upfront payment. At December 31, 2024, no contract liability presented on the Statement of Financial Position remained (At December 31, 2023: $245,000 as current portion ;At December 31, 2022 :, $862,000 as current portion).
In December 2021, the Company signed two amendments with the second strategic partner to extend the 5G technology access and license agreement. The first amendment was signed to extend the agreement to a manufacturing license for the 5G chip for a total amount of $5,000,000 of which $3,000,000 in cash which was received in February 2022 and $2,000,000 in the form of investments in production and testing equipment that will then be made available to Sequans for its own use. In the year ended December 31, 2024, no revenues were recognized revenues ($296,000 in 2023 and $2,983,000 in 2022), as a result of development services performed and no interest expenses on the upfront payment. At December 31, 2023 and 2024, no contract liability presented on the Statement of Financial Position remained ($271,000 net remaining contract liability presented as current contract liabilities at December 31, 2022).
The second amendment is related to a manufacturing license for Monarch 2 chips and NB-IoT in India, for a total amount of $4,500,000 which was received in February 2022. The Company determined that this amendment includes a financing component related to the upfront payment, which will results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2024, the Company recognized revenues for an amount of $8,000 as a result of development services performed ($2,536,000 in 2023 as a result of development services performed; $1,507,000 in 2022: $800,000 as license fees and $707,000 as a result of development services performed) and no interest expenses on the upfront payment. At December 31, 2024, no contract liability presented on the Statement of Financial Position remained ($8,000 at
December 31, 2023 as current contract liabilities; $2,544,000 at December 31, 2022: $2,141,000 as current contract liabilities and $404,000 as non-current liabilities).
In August 2022, the Company signed a 5G license agreement with a third strategic partner for an amount of up to $60,000,000, to be paid over three years, to manufacture and sell the 5G chipset in China as well as the right to create derivative products based on the licensed technology that may be sold in China if a minor derivative and worldwide if a major derivative. In the year ended December 31, 2024, the Company recognized license fee revenues for an amount of $2,500,000 ($18,750,000 in 2023; $20,000,000 in 2022). At December 31, 2023 and 2022, the net remaining contract liability of $2,500,000 was presented on the Statement of Financial Position as current contract liabilities. On May 31, 2024, the Company and the strategic partner mutually agreed to terminate the agreement. They have acknowledged that all payments owing under the agreement have been paid in full and that no additional payments, fees or other compensation are owing or payable by one party to the other party in connection with this termination.
In October 2023, the Company signed with the second strategic partner a fourth amendment related to the purchase of product with advance payment of .$3,150,000. In the year ended December 31, 2024, no product revenues were recognized ($420,000in 2023) as a result of product deliveries. At December 31, 2024 and 2023, $2,730,000contract liability presented on the Statement of Financial Position as current contract liabilities remained.